LONG-TERM DEBT - Narrative (Details) $ in Thousands						1 Months Ended		3 Months Ended	12 Months Ended				27 Months Ended
	Jan. 01, 2029 USD ($)	Mar. 31, 2026 USD ($)	Jun. 16, 2025 USD ($)	May 14, 2025 USD ($)	Nov. 26, 2024 USD ($)	Jun. 16, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2028 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2027 USD ($)
Debt Instrument [Line Items]
Less: original issue discount										$ 3,397	$ 3,512
People Inc
Debt Instrument [Line Items]
Capital contributions										135,000	$ 125,000	$ 510,000
Capital distributions							$ 105,000
Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument										$ 1,040,000
Senior Notes | Prior to June 15, 2028
Debt Instrument [Line Items]
Redemption rate (as a percent)			103.00%
Term Loan A Facility | Term Loan
Debt Instrument [Line Items]
Repayments of long-term debt				$ 288,800
Adjustment to interest rate										0.10%
Basis spread on variable rate (as a percent)											2.25%
Interest rate on debt instrument (as a percent)											6.94%
Term Loan A-1 Facility | Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument				$ 350,000
Basis spread on variable rate (as a percent)										2.00%
Interest rate on debt instrument (as a percent)										5.73%
Term Loan A-1 Facility | Term Loan | Forecast
Debt Instrument [Line Items]
Quarterly repayments of principal	$ 13,100								$ 8,800				$ 4,400
Revolving Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Term of debt instrument (years)				5 years
Maximum borrowing capacity				$ 150,000
Term Loan B-2 Facility | Interest rate swaps | Variable Rate Component One
Debt Instrument [Line Items]
Weighted average interest rate					3.82%
Term Loan B-2 Facility | Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument			$ 700,000			$ 700,000
Quarterly repayments of principal		$ 1,800
Basis spread on variable rate (as a percent)										3.50%
Interest rate on debt instrument (as a percent)										7.37%
Term Loan B-2 Facility | Term Loan | Interest rate swaps | Variable Rate Component One
Debt Instrument [Line Items]
Interest rate on debt instrument (as a percent)					7.32%
Term Loan B-2 Facility | Term Loan | Interest rate swaps | Variable Rate Component One | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					0.50%
Term Loan B-2 Facility | Term Loan | Interest rate swaps | Variable Rate Component One | Base Rate
Debt Instrument [Line Items]
Interest rate on debt instrument (as a percent)					3.50%
Term Loan B-2 Facility | Term Loan | Interest rate swaps | Variable Rate Component Two | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					0.50%
Term Loan B-2 Facility | Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)										0.50%
Term Loan B-2 Facility | Term Loan | Minimum | Interest rate swaps | Variable Rate Component Two
Debt Instrument [Line Items]
Interest rate on debt instrument (as a percent)					7.32%
Term Loan B-2 Facility | Term Loan | Maximum | Interest rate swaps | Variable Rate Component Two
Debt Instrument [Line Items]
Interest rate on debt instrument (as a percent)					7.42%
2032 Notes | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument			$ 400,000			$ 400,000
Redemption rate (as a percent)			100.00%
Interest rate on debt instrument (as a percent)			7.625%			7.625%				7.625%
2032 Notes | Senior Notes | Prior to June 15, 2028
Debt Instrument [Line Items]
Percentage of principal amount redeemable each twelve months			10.00%
Term Loans | Term Loan
Debt Instrument [Line Items]
Net decrease in debt						$ 21,300
Loss on the extinguishment of debt								$ 8,500
Debt issuance costs										$ 12,900
Less: original issue discount										3,500
Deferred financing costs										800
Third party fees										$ 600
Existing Revolving Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fee (in basis points)										0.35%	0.40%
People Credit Agreement | Term Loan
Debt Instrument [Line Items]
Consolidated net leverage ratio (no greater than)										5.5	5.5
Debt covenant, net leverage ratio that would limit dividends										4.0	4.0	4.0
Term Loan B-1 Facility | Term Loan
Debt Instrument [Line Items]
Repayments of long-term debt			$ 1,180,000
Face amount of debt instrument					$ 1,180,000
Interest rate on debt instrument (as a percent)											8.05%
Term Loan B Facility | Term Loan
Debt Instrument [Line Items]
Repayments of long-term debt					$ 1,180,000